Other Income And Charges (Details) (Other Income/Expense [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Other Income/Expense [Member]
Components of Other Income and Expenses [Line Items]
Recognized currency translation adjustment gain	$ 2	$ 3
Foreign currency exchange gains, net	1	3
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	$ 6